Contingent Liability	12 Months Ended
Dec. 31, 2010
Contingent Liability [Abstract]
Contingent Liability
26.	Contingent Liability
In 2007, the Company entered into equipment purchase and cooperative manufacturing arrangements (the “Arrangements”) with an unrelated semiconductor manufacturer (the “Counterparty”). The equipment was relocated by 2008 as scheduled. In 2009, the Company received notifications from the Counterparty that the Company was responsible for additional equipment relocation expenses and a portion of the losses incurred during the term of the cooperative manufacturing arrangement. The Company has contested the claims and requested further information supporting the Counterparty’s claims. The Counterparty filed a demand for dispute arbitration in late 2009 for the equipment relocation expenses. The Company recorded its best estimate of the probable amount of its liability on the claims in the consolidated financial statement as of and during the year ended December 31, 2009.
In the end of 2010, the Counterparty has filed further claims under the cooperative manufacturing arrangement. The Company settled all of the disputes related to the equipment relocation claims and is continuing its investigations and negotiations with the Counterparty under the cooperative manufacturing arrangement. The contingent liability recorded as of December 31, 2010 represented the Company’s best estimate of the probable loss.